Acquisition - Purchase Price Allocation Amplidata (Detail) - USD ($) $ in Millions	Jul. 01, 2016	Jul. 03, 2015	Mar. 09, 2015	Jun. 27, 2014
Business Acquisition [Line Items]
Goodwill	$ 9,951	$ 2,766		$ 2,559
Amplidata [Member]
Business Acquisition [Line Items]
Tangible assets acquired and liabilities assumed			$ (24)
Intangible assets			76
Goodwill			215
Total			$ 267